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July 27, 2007

VIA EDGAR

Filing Desk Attn: Mr. James E. O'Connor U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

Re:	FundVantage Trust 1933 Act File No. 333-141120 1940 Act File No. 811-22027

Ladies and Gentlemen:

Filed herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) of FundVantage Trust (the “Registrant”).  The Amendment is being filed (i) to incorporate changes to the Registration Statement in response to written comments from the staff of the Commission (the “Staff”)1, and (ii) to include an audited balance sheet.

Accompanying this letter and the Amendment is a written request for acceleration pursuant to Rule 461 under the 1933 Act by the Registrant and PFPC Distributors, Inc., the Registrant’s principal underwriter requesting that the Commission declare the Registration Statement effective at 8:00 a.m. on Tuesday, July 31, 2007.

You may direct any questions or comments concerning the Amendment to the undersigned at (215) 981-4506 or, in my absence, to John P. Falco at (215) 981-4659.

Very truly yours,
/s/ Joseph V. Del Raso
Joseph V. Del Raso

———————

1

On July 16, 2007, the Registrant submitted via EDGAR its response letter addressing the Staff’s written comment letter dated April 6, 2007 (SEC Accession Number: 0001135428-07-000249).

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